Summary of significant accounting policies - Business Combinations (Details) $ in Thousands	Jun. 30, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 09, 2021 USD ($)	Apr. 05, 2021 USD ($)	Apr. 05, 2021 EUR (€)	Feb. 03, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Indemnification asset	$ 3,267
Trade and other receivables	46,229		$ 45,087					$ 32,974
CashAndCashEquivalents	91,378		142,802					$ 84,557	$ 17,565	$ 3,073
Provisions for non-income tax risks	(1,381)
Goodwill arising on acquisition			(1,473)
Goodwill/(negative goodwill) arising on acquisition	48,900		$ 1,501
Nexters Studio LLC
Disclosure of detailed information about business combination [line items]
Property and equipment							$ 390
Intangible assets							38
Right-of-use assets							1,164
Trade and other receivables							656
Other assets							91
Prepaid tax							28
Total assets							2,393
Deferred tax liability							(4)
Lease liabilities - current							(1,164)
Trade and other payables							(1,415)
Total liabilities							(2,583)
Total identifiable net assets at fair value							190
Goodwill arising on acquisition							(1,274)
Purchase consideration transferred							1,084
Net cash acquired with the subsidiary							26
Cash paid							(1,084)
Nexters Online LLC
Disclosure of detailed information about business combination [line items]
Property and equipment							85
Intangible assets							14
Right-of-use assets							395
Trade and other receivables							80
Other assets							27
Total assets							605
Deferred tax liability							(16)
Lease liabilities - current							(395)
Trade and other payables							(218)
Tax liability							(4)
Total liabilities							(633)
Total identifiable net assets at fair value							28
Goodwill arising on acquisition							(191)
Purchase consideration transferred							163
Net cash acquired with the subsidiary							4
Cash paid							$ (163)
NHW Ltd
Disclosure of detailed information about business combination [line items]
Trade and other receivables					$ 15
Total assets					16
Total identifiable net assets at fair value					(16)
Goodwill arising on acquisition					(8)
Purchase consideration transferred					24	€ 20,000
Net cash acquired with the subsidiary					1
Cash paid					$ (24)
Game Positive LLC
Disclosure of detailed information about business combination [line items]
Property and equipment				$ 71
Trade and other receivables				48
Other assets				59
Prepaid tax				12
Total assets				272
Trade and other payables				(159)
Total liabilities				(159)
Total identifiable net assets at fair value				(113)
Goodwill arising on acquisition				79
NCI				33
Purchase consideration transferred				1
Net cash acquired with the subsidiary				82
Cash paid				$ (1)
Lightmap Ltd
Disclosure of detailed information about business combination [line items]
Property and equipment		$ 68
Intangible assets		17,664
Right-of-use assets		230
Indemnification asset		3,043
Trade and other receivables		2,375
CashAndCashEquivalents		1,555
Prepaid tax		383
Total assets		25,318
Lease liabilities - current		(230)
Trade and other payables		(2,185)
Provisions for non-income tax risks		(1,381)
Tax liability		(1,721)
Total liabilities		(5,517)
Total identifiable net assets at fair value		(19,801)
Goodwill arising on acquisition	(47,408)	(47,408)
Purchase consideration transferred	67,209	67,209
Net cash acquired with the subsidiary		1,555
Consideration to be paid	$ (55,667)	(55,667)
Cash paid		4,090
Net cash flow in acquisition		$ (50,022)